TAXATION - Net deferred tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net deferred tax
Balance	$ (28,472,383)	$ (24,994,569)
Additions for business combination	(501,478)	(6,335,717)
Charge for the year	5,115,586	2,380,157
Charge to OCI		712,458
Conversion difference	(943,310)	(234,712)
Balance	$ (24,801,585)	$ (28,472,383)